Organization and Description of Business - Schedule of Redeemable Noncontrolling Interests (Parenthetical) (Details) - $ / shares	Jun. 30, 2022	Jun. 21, 2022	Dec. 31, 2021
Common Class B [Member]
Class of Stock [Line Items]
Common stock, outstanding	101,133,201		101,133,201
Sale of stock, offering price per share	$ 18
Common Class A [Member]
Class of Stock [Line Items]
Common stock, outstanding	41,237,003		41,237,003
Sale of stock, offering price per share		$ 21.49
Volume-weighted average price of common stock	20.02